Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Rent utilities and property maintenance	$ 260,425	$ 247,231	$ 567,780	$ 463,920
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Rent utilities and property maintenance	$ 0	$ 48,056	$ 0	$ 123,319